Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments [Abstract]
Significant investments [text block table]
Significant investments as of December 31, 2021[1]
Investment	Principal place of business	Nature of relationship	Ownership percentage
Huarong Rongde Asset Management Company Limited	Beijing, China	Strategic Investment	40.7%
Harvest Fund Management Co., Ltd.	Shanghai, China	Strategic Investment	30.0%

[1] The Group has significant influence over these investees through its holding percentage and representation on the board seats.

Summarised financial information on Huarong Rongde Asset Management Company Ltd [text block table]
Summarized financial information on Huarong Rongde Asset Management Company Limited[1]
in € m.	Dec 31, 2020	Dec 31, 2019
Total net revenues	76	97
Net income	54	62
Other comprehensive income	0	54
Total comprehensive income[2]	54	116

in € m.	Dec 31, 2020	Dec 31, 2019
Current assets	2,979	2,323
Non-Current assets	247	804
Total assets	3,226	3,127
Current liabilities	1,273	1,157
Non-Current liabilities	1,180	1,274
Total liabilities	2,453	2,431
Noncontrolling Interest	0	(3)
Net assets of the equity method investee	773	699

[1] Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2021 based on December 2020 PRC GAAP audited financials and for December 2020 based on December 2019 PRC GAAP audited financials.
[2] The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2021 (2020: € 9 million).

Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [text block table]
Reconciliation of total net assets of Huarong Rongde Asset Management Company Limited to the Group’s carrying amount[1]
in € m.	Dec 31, 2020	Dec 31, 2019
Net assets of the equity method investee	773	699
Group's ownership percentage on the investee's equity	40.7%	40.7%
Group's share of net assets	315	284
Goodwill	0	0
Intangible Assets	0	0
Other adjustments	(97)	(9)
Carrying amount[2]	218	275

[1] Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2021 based on December 2020 PRC GAAP audited financials and for December 2020 based on December 2019 PRC GAAP audited financials.
[2] There is impairment loss of €  97 million in 2021 (€  0 million in 2020). The loss was driven by impairment write downs from underperforming credit balances in the weaker Chinese real estate sector in 2021.

Summarised financial information on Harvest Fund Management Co., LTD [text block table]
Summarized financial information on Harvest Fund Management Co., Ltd.
in € m.	Dec 31, 2021¹	Dec 31, 2020²
Total net revenues	1,147	842
Net income	295	224
Other comprehensive income	(1)	(5)
Total comprehensive income[3]	294	219

in € m.	Dec 31, 2021	Dec 31, 2020
Current assets	1,291	1,015
Non-Current assets	966	804
Total assets	2,257	1,819
Current liabilities	1,006	760
Non-Current liabilities	192	169
Total liabilities	1,197	929
Noncontrolling Interest	35	23
Net assets of the equity method investee	1,024	867

[1] December 2021 numbers are based on 2021 unaudited financials.
[2] December 2020 numbers are based on 2020 audited financials.
[3] The Group received dividends from Harvest Fund Management Co., Ltd. of € 68 million during the reporting period 2021 (2020: € 21 million) and in 2020 reported an extraordinary dividend receivable of € 6 million, received in 2021.

Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [text block table]
Reconciliation of total net assets of Harvest Fund Management Co., Ltd.to the Group’s carrying amount
in € m.	Dec 31, 2021¹	Dec 31, 2020²
Net assets of the equity method investee	1,024	867
Group's ownership percentage on the investee's equity	30%	30%
Group's share of net assets	307	260
Goodwill	17	16
Intangible Assets	15	14
Other adjustments	1	0
Carrying amount[3]	341	290

[1] December 2021 numbers are based on 2021 unaudited financials.
[2] December 2020 numbers are based on 2020 audited financials.
[3] There is no impairment loss in 2021 (€ 0 million in 2020).

Information on the Groups Share in Associates and Joint Ventures individually immaterial [text block table]
Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial
in € m.	Dec 31, 2021	Dec 31, 2020
Carrying amount of all associates that are individually immaterial to the Group	532	337
Aggregated amount of the Group's share of profit (loss) from continuing operations	87	20
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(6)	(10)
Aggregated amount of the Group's share of total comprehensive income	81	10